Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 225,554	$ 22,478
Accounts receivable, net	24,319	28,896
Inventories	110,087	58,784
Income tax receivable	816	11,457
Prepaid expenses and other current assets	14,161	11,406
Total current assets	374,937	133,021
Property, plant and equipment, net	62,247	48,235
Goodwill	1,041,325	482,041
Intangible assets, net	1,100,832
Other assets, net	2,219	1,209
Total assets	2,581,560	1,138,206
Current Liabilities:
Accounts payable	27,469	9,869
Accrued expenses and other current liabilities	19,025	16,045
Founders advisory fees payable—related party	53,547	0
Deferred revenue	445	286
Current maturities of long-term debt	0	6,723
Total current liabilities	100,486	32,923
Long-term debt, less current maturities	664,128	680,548
Deferred income taxes	298,633	112,162
Founders advisory fees payable—related party	312,242	0
Redeemable preferred shares	96,867	0
Founders advisory fees payable—related party	3,699	0
Other non-current liabilities	22,195	21,151
Total liabilities	1,498,250	846,784
Commitments and Contingencies
Shareholders' equity:
Shares issued	157,237	53,046
Additional paid-in capital	1,670,033	289,344
Accumulated other comprehensive loss	(7,135)	(3,174)
Accumulated deficit	(736,825)	(47,794)
Total shareholders' equity	1,083,310	291,422
Total liabilities and shareholders' equity	2,581,560	1,138,206
Customer lists, net [Member]
Current assets:
Intangible assets, net	753,459	304,308
Technology and Patents, net [Member]
Current assets:
Intangible assets, net	247,368	135,928
Tradenames, net [Member]
Current assets:
Intangible assets, net	$ 100,005	$ 33,464